Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Valuation of the Public Rights	The Public Rights were valued using a Lattice model and the following table presents the quantitative information regarding market assumptions used in the level 3 valuation of the Public Rights:
November 4, 2024
Underlying share price	$9.95
Pre-adjusted value per share right	$1.00
Market adjustment(1)	3.0%
Fair value per share right	$0.03

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(1)      Market adjustment reflects additional factors not fully captured by low volatility selection, which may include likelihood of Business Combination occurring, market perception of lack of available or suitable targets, or possible post-acquisition decline of stock price prior to beginning of the exercise period. The adjustment is determined by comparing traded rights prices to simulated model outputs.

Schedule of Class A Ordinary Share subject to Possible Redemption	As of December 31, 2025 and 2024, the Class A ordinary shares subject to possible redemption reflected in the consolidated balance sheets are reconciled in the following table:
Gross proceeds	$250,000,000
Less:
Proceeds allocated to Public Rights	(750,000)
Class A ordinary shares issuance costs	(11,358,489)
Plus:
Remeasurement of carrying value to redemption value	13,864,687
Class A ordinary shares subject to possible redemption, December 31, 2024	251,756,198
Plus:
Remeasurement of carrying value to redemption value	10,479,542
Class A ordinary shares subject to possible redemption, December 31, 2025	$262,235,740

Schedule of Basic and Diluted Net Income Per Ordinary Share

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For the Year Ended December 31, 2025		For the Period from June 24, 2024 (Inception) Through December 31, 2024
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$4,525,171	$1,483,176	$721,840	$797,823
Denominator:
Basic and diluted weighted average shares outstanding	25,425,000	8,333,333	7,500,000	8,289,473
Basic and diluted net income per ordinary share	$0.18	$0.18	$0.10	$0.10